Employee Rights Upon Retirement (Details)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Retirement benefits, description	Pursuant to section 14 of the Israeli Severance Pay Law, 5723-1963, the Company’s employees covered under this section are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with pension companies.